Lease Commitments - Payments due to third parties and the related expected future receipts (Details) - Vehicle lease $ in Thousands	Dec. 31, 2020 USD ($)
Payments due
2021	$ 1,538
2022	1,024
2023	596
2024	194
2025	2
Total	3,354
Future Receipts
2021	1,862
2022	1,236
2023	711
2024	233
2025	3
Total	$ 4,045